Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Earnings Per Share
Partnership's Net Income	$ 29,181	$ 21,247
Less:
Net Income attributable to subordinated unitholders	12,295	9,813
General Partner's interest in Net Income	63	21
Net income attributable to common unitholders	$ 16,823	$ 11,413
Weighted average number of common units outstanding, basic and diluted	20,505,000	15,381,464
Earnings per common unit, basic and diluted	$ 0.82	$ 0.74